Consolidated Balance Sheets - USD ($)		Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash and cash equivalents		$ 15,098,151	$ 3,426,467
Restricted cash-bank balances held on behalf of customers		653,324	1,367,630
Securities owned, at fair value		15,900,369	17,622
Receivables from broker-dealers and clearing organizations		87,938,377	8,089,193
Short-term loans receivable			2,239,378
Other receivables		67,352	724,708
Prepaids,deposits and other		8,741,735	749,231
Total current assets		128,399,308	16,614,229
Long term investment		1,550,314
Fixed assets, net		17,507,742	34,919
Other assets		1,459,467	6,255,793
Deferred taxes			1,128
Total Assets		148,916,831	22,906,069
Current Liabilities
Payables to customers		35,959,925	5,221,270
Payables to broker-dealers and clearing organizations		53,101,820	3,845,740
Accrued expenses and other payables		1,623,354	1,802,274
Derivative liabilities, at fair value		554,710	5,653
Short-term borrowings		110,000	293,905
Due to director		161,044	149,522
Total current liabilities		91,510,853	11,318,364
Convertible debenture			816,006
Warrant liabilities		1,940,625	1,469,821
Total Liabilities		93,451,478	13,604,191
Commitments and Contingencies
Mezzanine Equity
Series B Convertible Preferred Shares - 4,000 shares authorized, stated value of $1,000 per share, 4,000 and none shares issued and outstanding at December 31, 2021 and 2020, respectively		1,222,771
Stockholders’ Equity
Preferred shares, $0.0001 par value, 50,000,000 shares authorized, Series A Convertible Preferred Shares - 345,000 shares authorized, stated value of $1,000 per share, 6,500 and none shares issued and outstanding at December 31, 2021 and 2020, respectively		3,929,206
Class A ordinary shares, $0.0001 par value, 300,000,000 shares authorized, 29,677,969 and 9,627,553 shares issued and outstanding at December 31, 2021 and 2020, respectively	[1]	2,968	963
Class B ordinary shares, $0.0001 par value, 150,000,000 shares authorized, 9,843,096 shares issued and outstanding at December 31, 2021 and 2020, respectively	[1]	984	984
Additional paid in capital	[1]	54,057,211	12,269,761
Accumulated deficit		(2,929,580)	(2,952,362)
Accumulated other comprehensive losses		(57,532)	(17,468)
Total LGHL shareholders’ equity		55,003,257	9,301,878
Non-controlling interest		(760,675)
Total shareholders’ equity		54,242,582	9,301,878
Total Liabilities, Mezzanine Equity and Shareholders’ Equity		$ 148,916,831	$ 22,906,069

[1]	Par value of ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1.